NOTES PAYABLE – RELATED PARTIES	12 Months Ended
May 31, 2025
Related Party Transactions [Abstract]
NOTES PAYABLE – RELATED PARTIES

NOTE 7 – NOTES PAYABLE – RELATED PARTIES

Notes payable – related parties consisted of the following:

	May 31, 2025	May 31, 2024
Note payable to Company law firm (and owner of 2,500 shares of common stock since August 16, 2018), non-interest bearing, due on demand, unsecured	$2,073	$2,073
Notes payable to The OZ Corporation (owner of 2,500 shares of common stock since August 16, 2018), non-interest bearing, due on demand, unsecured	69,250	69,250
Notes payable to the Chief Executive Officer, non-interest bearing, due on demand, unsecured	15,492	10,992
Note payable to the wife of the Chief Executive Officer as part of the 25% acquisition of Simply Whim, interest at 12%, due on September 20, 2023, unsecured (See Note 10)	2,000,000	2,000,000
Total Notes Payable – Related Parties	2,086,815	2,082,315
Less: Current Portion	(2,086,815)	(2,082,315)
Long-Term Notes Payable	$–	$–